SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2021	2021
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,434	$5,231
Income and franchise taxes	(1,434)	(5,231)
Redeemable Net earnings	$—	$—
Denominator: Weighted Average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	5,094,072	5,092,476
Basic and diluted net income per share, common stock subject to possible redemption	$0.00	$0.00
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(163,819)	$(311,454)
Less: Net income allocable to common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(163,819)	$(311,454)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	2,463,428	2,387,287
Basic and diluted net loss per share, Non-redeemable Common stock	$(0.07)	$(0.13)